Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]	Dec. 31, 2018
Financial instruments
Assets	£ 799,491	£ 723,039	[1]	£ 694,235		£ 694,235
Financial Assets	799,491	723,039
Cash and balances at central banks
Financial instruments
Financial Assets	124,489	80,993
Trading assets
Financial instruments
Financial Assets	68,990	76,745
Derivatives
Financial instruments
Net hedging derivative assets	93	202
Financial Assets	166,523	150,029
Settlement balances
Financial instruments
Financial Assets	2,297	4,387
Loans to banks - amortised cost
Financial instruments
Items in course of collection from other banks		50
Financial Assets	6,955	7,554
Loans to customers - amortised cost
Financial instruments
Financial Assets	360,544	326,947
Other financial assets
Financial instruments
Financial Assets	55,148	61,452
Other
Financial instruments
Financial Assets	6,655	6,622
Other assets
Financial instruments
Financial Assets	7,890	8,310
Financial Assets and Liabilities, Category
Financial instruments
Assets	14,545
Other financial assets
Financial instruments
Assets		14,932
Other financial assets | Other
Financial instruments
Assets	6,655	6,622
Other financial assets | Other assets
Financial instruments
Assets	7,890	8,310
More than 12 months | Trading assets
Financial instruments
Financial Assets	26,953	24,920
More than 12 months | Derivatives
Financial instruments
Financial Assets	120,279	109,231
More than 12 months | Other financial assets
Financial instruments
Financial Assets	46,247	51,265
Within 1 year | Cash and balances at central banks
Financial instruments
Financial Assets	124,489	80,993
Within 1 year | Trading assets
Financial instruments
Financial Assets	42,037	51,825
Within 1 year | Derivatives
Financial instruments
Financial Assets	46,244	40,798
Within 1 year | Settlement balances
Financial instruments
Financial Assets	2,297	4,387
Within 1 year | Other financial assets
Financial instruments
Financial Assets	8,901	10,187
MFVPL | Trading assets
Financial instruments
Financial Assets	68,990	76,745
MFVPL | Derivatives
Financial instruments
Financial Assets	166,523	150,029
MFVPL | Other financial assets
Financial instruments
Financial Assets	440	715
MFVPL | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	235,953	227,489
FVOCI | Other financial assets
Financial instruments
Financial Assets	44,902	49,283
FVOCI | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	44,902	49,283
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	124,489	80,993
Amortised cost | Settlement balances
Financial instruments
Financial Assets	2,297	4,387
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	6,955	7,554
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	360,544	326,947
Amortised cost | Other financial assets
Financial instruments
Financial Assets	9,806	11,454
Amortised cost | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	£ 504,091	£ 431,335

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.